WARRANT LIABILITIES - Redemption of Warrants (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 item $ / shares	Dec. 31, 2020 D $ / shares
Class of Stock
Purchase price		$ 1.50
Term for restriction from transfer, assign or sell Shares after the completion of a Business Combination	180 days	180 days
Public Warrants
Class of Stock
Price per warrant for redemption	$ 0.01	$ 0.01
Period of prior written notice for redemption of warrant for cash	30 days	30 days
Period of prior written notice for redemption of warrant for shares	30 days	30 days
Minimum stock price for redemption of warrant for cash	$ 18.00	$ 18.00
Minimum stock price for redemption of warrant for shares	$ 10.00	$ 10.00
Number of trading days within a 30-trading day period when the common stock equals or exceeds $18.00 per share	30	30
Number of consecutive trading days where in any 20 days the common stock equals or exceeds $18.00 per share	20	20
Adjustment percentage on the exercise price of the warrants	115.00%	115.00%
Adjustment percentage on the newly issued price	180.00%	180.00%
Public Warrants | Class A Common stock
Class of Stock
Purchase price	$ 9.20	$ 9.20
Private Placement Warrants | Class A Common stock
Class of Stock
Term for restriction from transfer, assign or sell Shares after the completion of a Business Combination	30 days	30 days